13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

13FCONP 2/23/11

NON-PUBLIC

CONFIDENTIAL TREATMENT DENIED

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2008
Check here if Amendment [ ]; Amendment Number:
This Amendment: [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Pointer Capital, LLC
Address:
3050 Peachtree Road, Suite 200
Atlanta, Georgia 30305
Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Brent D. Cann
Title: Partner
Phone: 404.614.6183

Brent D. Cann 13-Aug-08

[signature] Atlanta, GA

Signature City State Date

Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

0001448672

11000729

HILHNI IC INVESTMENT Fax:4045257877 Aug 22 2008 14:35 P.03

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	
Form 13F Information Table Entry Total:	
Form 13F Information Table Value Total:	1
List of Other Included Managers:	1,440

None

Issuer Name	Title of Class	Cusip	MKT VAL (x $1000)	Shares	Investment Sole(A)	Discretion Shared	Other Mngrs	Voting Authority Sole	Voting Authority Shared	Voting Authority None
LIFE SCIENCES RESH INC	COM	532169109	1440	51000	SOLE			51000		